Accounts payable - Detailed Information about Accounts Payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncurrent
Trade payable and related parties	$ 682	$ 1,869	$ 2,227
Guarantee deposits	28	21	19
Payables with partners of JO		575	1,127
Total, noncurrent account payable	710	2,465	3,373
Current
Trade payable and related parties	136,930	145,942	81,450
Guarantee deposits	766	704	492
Payables with partners of JO	5,080	851	324
Miscellaneous	1,607	1,098	1,959
Total, current account payable	$ 144,383	$ 148,595	$ 84,225